Taxation (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Abstract]
Normal applicable rate of tax	7.05%	9.89%	11.96%	13.63%